Morgan Stanley Income Builder Fund
LETTER TO THE SHAREHOLDERS o MARCH 31, 2003

Dear Shareholder:

The U.S. equity markets posted modest gains over the six-month period ended March 31, 2003. The period began with the market rallying in October and November, only to decline again in December as geopolitical uncertainties and the rising cost of energy took their toll on the markets. Market volatility continued into the first quarter of 2003, as many companies, while improving their earnings, cut back costs and production at the expense of growth. The market also had to contend with the ever-increasing escalation of tension between the United States and Iraq, which finally erupted in war in mid March.


Performance and Portfolio Strategy

For the six-month period ended March 31, 2003, Morgan Stanley Income Builder Fund's Class A, B, C and D shares produced total returns of 3.73 percent, 3.45 percent, 3.34 percent and 3.85 percent, respectively. During the same period, the Standard and Poor's 500 Index (S&P 500)(1) produced a total return of 5.03 percent, while the Russell 1000 Value Index(2) produced a total return of 3.90 percent and the Lehman U.S. Government/Credit Index(3) produced a total return of 3.40 percent. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. If sales charges were included, performance would be lower. Past performance is no guarantee of future results.

Over the past six months, the Fund's strategy has remained unchanged. Incrementally, the team has added to the energy sector. It is our belief that many companies' stock prices are trading at a discount to what the implied price of oil is and what the future value may be. The team has also added to the Fund's health-care weighting, particularly to pharmaceutical stocks. Many pharmaceutical stocks have declined substantially over the past few months because of pricing pressure from generic competitors and a lack of new drugs. The team's strategy does tend to favor companies that it considers to be out of favor and that may experience a positive catalyst in the future, which could potentially cause the stock price to rise.


Looking Ahead

As we enter into the second half of the Fund's fiscal year, the war with Iraq may likely slow the U.S. economy recovery. The rising cost of oil has also placed a damper on economic growth. Until there is

-----------------

(1) The Standard & Poor's 500 Index (S&P 500(Reg. TM)) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) The Russell 1000(Reg. TM) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(3) The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Income Builder Fund
LETTER TO THE SHAREHOLDERS o MARCH 31, 2003 continued


more clarity on the world stage as well as with the U.S economy, the equity market is likely to remain sluggish. However, we believe as the uncertainty lifts and the economic stimulus plan being pushed through Congress may be approved in some form, the economy should benefit, which may fuel growth within the equity markets.

We appreciate your ongoing support of Morgan Stanley Income Builder Fund and look forward to continuing to serve your investment needs.


Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
Chairman of the Board                    President and CEO

Morgan Stanley Income Builder Fund
FUND PERFORMANCE o MARCH 31, 2003



           AVERAGE ANNUAL TOTAL RETURNS - PERIOD ENDED MARCH 31, 2003
--------------------------------------------------------------------------------

                          Class A Shares*
-------------------------------------------------------------------
1 Year                      (13.07)%(1)        (17.64)%(2)
5 Years                      (1.57)%(1)         (2.62)%(2)
Since Inception (7/28/97)     1.14 %(1)          0.18 %(2)


                          Class B Shares**
-------------------------------------------------------------------
1 Year                      (13.66)%(1)        (17.85)%(2)
5 Years                      (2.28)%(1)         (2.58)%(2)
Since Inception (6/26/96)     3.89 %(1)          3.89 %(2)


                          Class C Shares+
-------------------------------------------------------------------
1 Year                      (13.68)%(1)        (14.52)%(2)
5 Years                      (2.28)%(1)         (2.28)%(2)
Since Inception (7/28/97)     0.40 %(1)          0.40 %(2)


                          Class D Shares++
-------------------------------------------------------------------
1 Year                      (12.85)%(1)
5 Years                      (1.32)%(1)
Since Inception (7/28/97)     1.40 %(1)


Past performance is not predictive of future returns. Investment return and principal value will fluctuate. When you sell fund shares, they may be worth less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.


-----------------
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
*   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+ The maximum CDSC for Class C is 1.0% for shares redeemed within one year of purchase.
++  Class D has no sales charge.

Morgan Stanley Income Builder Fund
RESULTS OF SPECIAL MEETING


On April 22, 2003, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

(1) Approval of an amendment to the Fund's Investment Restrictions to enable the Fund to invest in financial futures contracts and related options thereon:

For ................................................................. 7,811,582

Against .............................................................   520,759

Abstain .............................................................   783,878

Morgan Stanley Income Builder Fund
PORTFOLIO OF INVESTMENTS o MARCH 31, 2003 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
--------------------------------------------------------------------------------
            Common Stocks (52.2%)
            Aerospace & Defense (0.6%)
  31,320    Raytheon Co. .........................................  $    888,548
                                                                    ------------
            Auto Parts: O.E.M. (0.4%)
  11,390    Magna International Inc. (Class A) (Canada) ..........       595,469
                                                                    ------------
            Beverages: Non-Alcoholic (0.8%)
  29,810    Coca-Cola Co. (The) ..................................     1,206,709
                                                                    ------------
            Casino/Gaming (0.0%)
   4,685    Fitzgerald Gaming Corp.+ .............................             0
                                                                    ------------
            Chemicals: Agricultural (0.2%)
  18,800    Monsanto Co. .........................................       308,320
                                                                    ------------
            Chemicals: Major Diversified (0.9%)
  25,360    Dow Chemical Co. (The) ...............................       700,190
  18,070    Du Pont (E.I.) de Nemours & Co. ......................       702,200
                                                                    ------------
                                                                       1,402,390
                                                                    ------------
            Computer Processing Hardware (0.6%)
  54,020    Hewlett-Packard Co. ..................................       840,011
                                                                    ------------
            Containers/Packaging (0.6%)
  25,480    Temple-Inland, Inc. ..................................       952,952
                                                                    ------------
            Contract Drilling (1.1%)
  30,610    ENSCO International Inc. .............................       780,861
  40,130    Transocean Inc.* .....................................       820,658
                                                                    ------------
                                                                       1,601,519
                                                                    ------------
            Discount Stores (1.0%)
  14,880    Target Corp. .........................................       435,389
  20,200    Wal-Mart Stores, Inc. ................................     1,051,006
                                                                    ------------
                                                                       1,486,395
                                                                    ------------
            Electric Utilities (2.1%)
  31,610    Entergy Corp. ........................................     1,522,021
  16,330    Exelon Corp. .........................................       823,195
  22,800    PPL Corp. ............................................       811,908
                                                                    ------------
                                                                       3,157,124
                                                                    ------------


                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
PORTFOLIO OF INVESTMENTS o MARCH 31, 2003 (UNAUDITED) continued


 NUMBER OF
  SHARES                                                              VALUE
------------------------------------------------------------------------------
            Finance/Rental/Leasing (0.9%)
  21,580    Fannie Mae .........................................  $  1,410,253
                                                                  ------------
            Financial Conglomerates (2.6%)
  38,293    Citigroup, Inc. ....................................     1,319,194
  68,220    J.P. Morgan Chase & Co. ............................     1,617,496
  34,740    Prudential Financial, Inc. .........................     1,016,145
                                                                  ------------
                                                                     3,952,835
                                                                  ------------
            Financial Publishing/Services (0.8%)
  56,930    Equifax, Inc. ......................................     1,138,031
                                                                  ------------
            Food: Major Diversified (0.4%)
  16,330    PepsiCo, Inc. ......................................       653,200
                                                                  ------------
            Home Improvement Chains (0.3%)
  18,300    Home Depot, Inc. (The) .............................       445,788
                                                                  ------------
            Hospital/Nursing Management (0.1%)
   5,000    Tenet Healthcare Corp.* ............................        83,500
                                                                  ------------
            Hotels/Resorts/Cruiselines (1.4%)
  89,400    Hilton Hotels Corp. ................................     1,037,934
  44,800    Starwood Hotels & Resorts Worldwide, Inc. ..........     1,065,792
                                                                  ------------
                                                                     2,103,726
                                                                  ------------
            Household/Personal Care (1.4%)
  29,800    Kimberly-Clark Corp. ...............................     1,354,708
   9,440    Procter & Gamble Co. (The) .........................       840,632
                                                                  ------------
                                                                     2,195,340
                                                                  ------------
            Industrial Conglomerates (2.0%)
  12,290    3M Co. .............................................     1,598,069
  22,918    Ingersoll Rand Co. (Class A) (Bermuda) .............       884,406
  19,020    Textron, Inc. ......................................       522,289
                                                                  ------------
                                                                     3,004,764
                                                                  ------------
            Information Technology Services (0.6%)
  15,440    Computer Sciences Corp.* ...........................       502,572
  21,400    Electronic Data Systems Corp. ......................       376,640
                                                                  ------------
                                                                       879,212
                                                                  ------------



                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
PORTFOLIO OF INVESTMENTS o MARCH 31, 2003 (UNAUDITED) continued


 NUMBER OF
  SHARES                                                               VALUE
-------------------------------------------------------------------------------
            Integrated Oil (3.1%)
   23,900   BP PLC (ADR) (United Kingdom) .......................  $    922,301
   20,233   ConocoPhillips ......................................     1,084,489
   77,290   Exxon Mobil Corp. ...................................     2,701,285
                                                                   ------------
                                                                      4,708,075
                                                                   ------------
            Investment Banks/Brokers (1.4%)
   47,520   Edwards (A.G.), Inc. ................................     1,230,768
   26,800   Merrill Lynch & Co., Inc. ...........................       948,720
                                                                   ------------
                                                                      2,179,488
                                                                   ------------
            Life/Health Insurance (0.4%)
   22,310   MetLife, Inc. .......................................       588,538
                                                                   ------------
            Major Banks (5.7%)
   33,700   Bank of America Corp. ...............................     2,252,508
   23,700   FleetBoston Financial Corp. .........................       565,956
   37,120   PNC Financial Services Group ........................     1,573,146
   16,740   Wachovia Corp. ......................................       570,332
   80,525   WestPac Banking Corp. Ltd. (ADR) (Australia) ........     3,639,730
                                                                   ------------
                                                                      8,601,672
                                                                   ------------
            Major Telecommunications (2.1%)
   36,300   SBC Communications, Inc. ............................       728,178
  134,190   Sprint Corp. (FON Group) ............................     1,576,733
   22,550   Verizon Communications Inc. .........................       797,143
                                                                   ------------
                                                                      3,102,054
                                                                   ------------
            Managed Health Care (1.4%)
   42,690   Aetna Inc. ..........................................     2,104,617
                                                                   ------------
            Media Conglomerates (2.0%)
  158,510   AOL Time Warner Inc.* ...............................     1,721,419
   74,110   Disney (Walt) Co. (The) .............................     1,261,352
                                                                   ------------
                                                                      2,982,771
                                                                   ------------
            Medical Specialties (0.5%)
   20,890   Bausch & Lomb, Inc. .................................       687,072
                                                                   ------------
            Multi-Line Insurance (0.6%)
   28,070   Safeco Corp. ........................................       981,608
                                                                   ------------


                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
PORTFOLIO OF INVESTMENTS o MARCH 31, 2003 (UNAUDITED) continued


 NUMBER OF
  SHARES                                                                VALUE
--------------------------------------------------------------------------------
            Oil & Gas Production (2.3%)
   19,120   Anadarko Petroleum Corp. .............................  $    869,960
   25,870   Burlington Resources, Inc. ...........................     1,234,258
   20,590   EOG Resources, Inc. ..................................       814,540
   17,280   Noble Energy, Inc. ...................................       592,531
                                                                    ------------
                                                                       3,511,289
                                                                    ------------
            Oil Refining/Marketing (0.7%)
   25,180   Valero Energy Corp. ..................................     1,041,948
                                                                    ------------
            Oilfield Services/Equipment (1.3%)
   51,010   Schlumberger Ltd. ....................................     1,938,890
                                                                    ------------
            Other Metals/Minerals (0.5%)
   20,960   Phelps Dodge Corp.* ..................................       680,781
                                                                    ------------
            Packaged Software (1.2%)
   55,720   Microsoft Corp. ......................................     1,348,981
   45,160   Oracle Corp.* ........................................       489,941
                                                                    ------------
                                                                       1,838,922
                                                                    ------------
            Pharmaceuticals: Generic Drugs (0.5%)
   25,915   Mylan Laboratories, Inc. .............................       745,056
                                                                    ------------
            Pharmaceuticals: Major (4.3%)
  131,700   Bristol-Myers Squibb Co. .............................     2,782,821
   13,220   Johnson & Johnson ....................................       765,041
   25,040   Pharmacia Corp. ......................................     1,084,232
   14,110   Roche Holdings Ltd (ADR) (Switzerland) ...............       855,772
   55,540   Schering-Plough Corp. ................................       990,278
                                                                    ------------
                                                                       6,478,144
                                                                    ------------
            Precious Metals (0.9%)
   53,650   Newmont Mining Corp. .................................     1,402,948
                                                                    ------------
            Property - Casualty Insurers (2.5%)
   60,620   Allstate Corp. (The) .................................     2,010,765
   24,800   Chubb Corp. (The) ....................................     1,099,136
   41,394   Travelers Property Casualty Corp. (Class A) ..........       583,241
    3,399   Travelers Property Casualty Corp. (Class B) ..........        47,960
                                                                    ------------
                                                                       3,741,102
                                                                    ------------


                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
PORTFOLIO OF INVESTMENTS o MARCH 31, 2003 (UNAUDITED) continued


NUMBER OF
 SHARES                                                                     VALUE
------------------------------------------------------------------------------------
          Railroads (1.2%)
  61,150  Norfolk Southern Corp. ...................................... $  1,134,944
  12,830  Union Pacific Corp. .........................................      705,650
                                                                        ------------
                                                                           1,840,594
                                                                        ------------
          Restaurants (0.4%)
  43,570  McDonald's Corp. ............................................      630,022
                                                                        ------------
          Tobacco (0.4%)
  21,850  Altria Group, Inc. ..........................................      654,626
                                                                        ------------
          Total Common Stocks
          (Cost $84,903,389)...........................................   78,746,303
                                                                        ------------
          Convertible Preferred Stocks (8.4%)
          Electric Utilities (1.6%)
  47,000  FPL Group, Inc. $8.00........................................    2,483,480
                                                                        ------------
          Major Banks (2.7%)
 116,100  National Australia Bank, Ltd. $1.97 (Australia) (Units)# ....    4,080,915
                                                                        ------------
          Pulp & Paper (0.8%)
  30,000  Boise Cascade Corp. $3.75 (Units)# ..........................    1,154,700
                                                                        ------------
          Railroads (1.3%)
  37,200  Union Pacific Capital Trust $3.13............................    1,897,200
                                                                        ------------
          Real Estate Investment Trusts (1.1%)
  50,000  SL Green Realty Corp. $2.00..................................    1,650,000
                                                                        ------------
          Telecommunication Equipment (0.9%)
  48,750  Motorola, Inc. $3.50.........................................    1,441,050
                                                                        ------------
          Total Convertible Preferred Stocks
          (Cost $12,235,520)...........................................   12,707,345
                                                                        ------------



                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
PORTFOLIO OF INVESTMENTS o MARCH 31, 2003 (UNAUDITED) continued


 PRINCIPAL
 AMOUNT IN                                                              COUPON     MATURITY
 THOUSANDS                                                               RATE        DATE         VALUE
-----------------------------------------------------------------------------------------------------------
              Convertible Bonds (18.9%)
              Airlines (0.7%)
   $2,800     Continental Airlines Inc. ................................ 4.50 %     02/01/07   $  1,081,500
                                                                                               ------------
              Biotechnology (1.2%)
    2,100     Invitrogen, Inc. ......................................... 2.25       12/15/06      1,829,625
                                                                                               ------------
              Broadcasting (0.9%)
    1,400     Clear Channel Communications, Inc. ....................... 2.625      04/01/03      1,394,750
                                                                                               ------------
              Cable/Satellite TV (1.1%)
    1,750     EchoStar Communications Corp. ............................ 4.875      01/01/07      1,695,312
                                                                                               ------------
              Contract Drilling (2.2%)
    6,000     Diamond Offshore Drilling Inc. ........................... 0.00       06/06/20      3,330,000
                                                                                               ------------
              Electronic Equipment/Instruments (0.5%)
    1,000     SCI Systems, Inc. ........................................ 3.00       03/15/07        787,500
                                                                                               ------------
              Electronic Production Equipment (1.1%)
    1,690     Photronics Inc. .......................................... 6.00       06/01/04      1,658,313
                                                                                               ------------
              Hotels/Resorts/Cruiselines (1.3%)
    2,000     Hilton Hotels Corp. ...................................... 5.00       05/15/06      1,917,500
                                                                                               ------------
              Information Technology Services (1.3%)
    2,250     Aether Systems, Inc. ..................................... 6.00       03/22/05      1,980,000
                                                                                               ------------
              Major Telecommunications (2.5%)
    3,700     Bell Atlantic Financial Service (exchangeable into
              Telecom Corporation of New Zealand common stock) ......... 5.75       04/01/03      3,700,000
                                                                                               ------------
              Medical/Nursing Services (1.4%)
    2,000     Davita Inc. .............................................. 7.00       05/15/09      2,022,500
                                                                                               ------------
              Packaged Software (2.1%)
    3,375     Mercury Interactive Corp. ................................ 4.75       07/01/07      3,168,281
                                                                                               ------------
              Semiconductors (2.6%)
    4,400     RF Micro Devices, Inc. ................................... 3.75       08/15/05      3,960,000
                                                                                               ------------
              Total Convertible Bonds (Cost $29,648,313)....................................     28,525,281
                                                                                               ------------


                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
PORTFOLIO OF INVESTMENTS o MARCH 31, 2003 (UNAUDITED) continued


 PRINCIPAL
 AMOUNT IN                                                       COUPON        MATURITY
 THOUSANDS                                                        RATE           DATE        VALUE
-----------------------------------------------------------------------------------------------------
              Corporate Bonds (18.3%)
              Alternative Power Generation (0.0%)
   $   50     CalEnergy Co., Inc. ............................   7.63 %        10/15/07   $    57,142
                                                                                          -----------
              Aluminum (0.0%)
      100     Golden Northwest Aluminum ......................  12.00          12/15/06         9,500
                                                                                          -----------
              Apparel/Footwear (1.5%)
    2,250     Tommy Hilfiger USA Inc. ........................   6.85          06/01/08     2,188,125
                                                                                          -----------
              Broadcasting (2.2%)
    2,800     Clear Channel Communications, Inc. .............   8.00          11/01/08     3,160,500
      150     Emmis Communications Corp. (Series B) ..........   8.125         03/15/09       156,375
                                                                                          -----------
                                                                                            3,316,875
                                                                                          -----------
              Cable/Satellite TV (0.1%)
      125     CSC Holdings, Inc. .............................   7.625         07/15/18       120,937
                                                                                          -----------
              Casino/Gaming (0.1%)
      200     Boyd Gaming Corp. ..............................   9.25          10/01/03       205,000
                                                                                          -----------
              Chemicals: Specialty (0.1%)
      175     Texas Petrochemicals Corp. .....................  11.125         07/01/06       101,500
                                                                                          -----------
              Coal (2.5%)
    3,500     P&L Coal Holdings Corp. ........................   9.625         05/15/08     3,679,375
      129     P&L Coal Holdings Corp. (Series B) .............   8.875         05/15/08       135,127
                                                                                          -----------
                                                                                            3,814,502
                                                                                          -----------
              Commercial Printing/Forms (0.1%)
      250     Von Hoffman Press Inc. .........................  10.875         05/15/07       220,000
                                                                                          -----------
              Containers/Packaging (1.6%)
      225     Ball Corp. .....................................   7.75          08/01/06       237,938
      125     Ball Corp. .....................................   8.25          08/01/08       130,938
    2,000     Gaylord Container Corp. (Series B) .............   9.875         02/15/08     2,060,000
                                                                                          -----------
                                                                                            2,428,876
                                                                                          -----------
              Data Processing Services (0.1%)
      100     American Business Information, Inc. ............   9.50          06/15/08       101,000
                                                                                          -----------


                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
PORTFOLIO OF INVESTMENTS o MARCH 31, 2003 (UNAUDITED) continued


 PRINCIPAL
 AMOUNT IN                                                                     COUPON        MATURITY
 THOUSANDS                                                                      RATE           DATE          VALUE
---------------------------------------------------------------------------------------------------------------------
              Electric Utilities (0.4%)
   $  100     CMS Energy Corp. ............................................      7.50 %       01/15/09   $     84,000
      113     Niagara Mohawk Power (Series F) .............................      7.625        10/01/05        125,931
      175     Niagara Mohawk Power (Series G) .............................      7.75         10/01/08        207,074
      125     Niagara Mohawk Power (Series H) .............................      8.50++       07/01/10        129,359
                                                                                                         ------------
                                                                                                              546,364
                                                                                                         ------------
              Engineering & Construction (0.1%)
      225     Mastec Inc. (Series B) ......................................      7.75         02/01/08        199,125
                                                                                                         ------------
              Food: Specialty/Candy (0.0%)
      100     Mrs. Fields Original (Series B) .............................     10.125        12/01/04         55,000
                                                                                                         ------------
              Home Building (3.5%)
       75     D.R. Horton Inc. ............................................      8.00         02/01/09         78,563
    2,000     Fortress Group Inc. .........................................     13.75         05/15/03      2,017,500
       50     Standard Pacific Corp. (Series A) ...........................      8.00         02/15/08         50,500
    2,800     Toll Corp. ..................................................      8.25         02/01/11      2,926,000
      290     Williams Scotsman, Inc. .....................................      9.875        06/01/07        282,025
                                                                                                         ------------
                                                                                                            5,354,588
                                                                                                         ------------
              Hotels/Resorts/Cruiselines (2.7%)
      400     ITT Corp. (New) .............................................      7.375        11/15/15        370,000
    3,700     Starwood Hotels & Resorts Worldwide, Inc. - 144A** ..........      7.875        05/01/12      3,686,125
                                                                                                         ------------
                                                                                                            4,056,125
                                                                                                         ------------
              Medical/Nursing Services (0.2%)
      225     Prime Medical Services Inc. .................................      8.75         04/01/08        213,750
                                                                                                         ------------
              Metal Fabrications (0.1%)
      200     International Wire Group, Inc. ..............................     11.75         06/01/05        130,000
      100     Neenah Corp. (Series F) .....................................     11.125        05/01/07         38,500
                                                                                                         ------------
                                                                                                              168,500
                                                                                                         ------------
              Miscellaneous Commercial Services (0.1%)
       75     Pierce Leahy Command Co. ....................................      8.125        05/15/08         78,000
                                                                                                         ------------
              Miscellaneous Manufacturing (0.1%)
      200     Ametek Inc. .................................................      7.20         07/15/08        207,811
      155     Insilco Corp. (Series B) (a) ................................     12.00         08/15/07          3,100
                                                                                                         ------------
                                                                                                              210,911
                                                                                                         ------------


                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
PORTFOLIO OF INVESTMENTS o MARCH 31, 2003 (UNAUDITED) continued


 PRINCIPAL
 AMOUNT IN                                                     COUPON           MATURITY
 THOUSANDS                                                      RATE              DATE        VALUE
-------------------------------------------------------------------------------------------------------
              Oil & Gas Production (0.2%)
   $  217     Magnum Hunter Resources, Inc. .................. 10.00 %          06/01/07   $    224,595
                                                                                           ------------
              Other Consumer Services (0.1%)
      100     Protection One Alarm Monitoring, Inc. ..........  7.375           08/15/05         82,000
                                                                                           ------------
              Other Consumer Specialties (0.1%)
       95     Boyds Collection Ltd. ..........................  9.00            05/15/08         93,575
                                                                                           ------------
              Publishing: Books/Magazines (0.0%)
       50     Primedia, Inc. .................................  7.625           04/01/08         48,125
                                                                                           ------------
              Publishing: Newspapers (0.2%)
      275     Garden State Newspapers (Series B) .............  8.75            10/01/09        281,875
                                                                                           ------------
              Pulp & Paper (0.1%)
      125     Specialty Paperboard, Inc. (Series B) ..........  9.375           10/15/06        116,250
                                                                                           ------------
              Real Estate Development (0.2%)
      300     Forest City Enterprises, Inc. ..................  8.50            03/15/08        306,000
                                                                                           ------------
              Savings Banks (0.1%)
       50     Chevy Chase Savings Bank, F.S.B. ...............  9.25            12/01/05         50,125
      100     Chevy Chase Savings Bank, F.S.B. ...............  9.25            12/01/08        100,250
                                                                                           ------------
                                                                                                150,375
                                                                                           ------------
              Specialty Stores (0.1%)
      175     Zale Corp. (Series B) ..........................  8.50            10/01/07        182,219
                                                                                           ------------
              Trucks/Construction/Farm Machinery (1.5%)
    2,300     Navistar International (Series B) ..............  9.375           06/01/06      2,323,000
                                                                                           ------------
              Wholesale Distributors (0.2%)
      300     Home Interiors & Gifts Inc. .................... 10.125           06/01/08        292,125
                                                                                           ------------
              Total Corporate Bonds
              (Cost $28,008,804)........................................................     27,545,959
                                                                                           ------------


                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
PORTFOLIO OF INVESTMENTS o MARCH 31, 2003 (UNAUDITED) continued


 PRINCIPAL
 AMOUNT IN                                                         COUPON        MATURITY
 THOUSANDS                                                          RATE           DATE         VALUE
---------------------------------------------------------------------------------------------------------
              Short-Term Investment (4.9%)
              Repurchase Agreement
  $ 7,435     Joint repurchase agreement account (dated 03/31/03;
                proceeds $7,435,278) (b)
                (Cost $7,435,000)................................. 1.345%        04/01/03    $  7,435,000
                                                                                             ------------
              Total Investments (Cost $162,231,026) (c)...................         102.7%     154,959,888
              Liabilities in Excess of Other Assets ......................          (2.7)      (4,105,571)
                                                                                             ------------
              Net Assets .................................................         100.0%    $150,854,317
                                                                                             ============

-----------------
  ADR     American Depository Receipt.
   *      Non-income producing security.
  **      Resale is restricted to qualified institutional investors.
   # Consists of one or more classes of securities traded together as a unit; bonds with attached warrants.
   +      Resale is restricted; acquired (12/13/95) at a cost basis of $21,129.
  ++ Currently a zero coupon bond that will pay interest at a future specified date.
  (a)     Non-income producing security; bond in default.
  (b)     Collateralized by federal agency and U.S. Treasury obligations.
  (c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,994,301 and the aggregate gross unrealized depreciation is $15,265,439, resulting in net unrealized depreciation of $7,271,138.




                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
FINANCIAL STATEMENTS


Statement of Assets and Liabilities
March 31, 2003 (unaudited)


Assets:
Investments in securities, at value
 (cost $162,231,026)..............................................    $154,959,888
Receivable for:
  Interest .......................................................       1,180,204
  Shares of beneficial interest sold .............................         190,667
  Investments sold ...............................................         169,853
  Dividends ......................................................         105,525
Prepaid expenses and other assets ................................          45,277
                                                                      ------------
  Total Assets ...................................................     156,651,414
                                                                      ------------
Liabilities:
Payable for:
  Investments purchased ..........................................       5,173,323
  Shares of beneficial interest redeemed .........................         325,360
  Distribution fee ...............................................         127,028
  Investment management fee ......................................          97,149
Accrued expenses and other payables ..............................          74,237
                                                                      ------------
  Total Liabilities ..............................................       5,797,097
                                                                      ------------
  Net Assets .....................................................    $150,854,317
                                                                      ============
Composition of Net Assets:
Paid-in-capital ..................................................    $211,221,056
Net unrealized depreciation ......................................      (7,271,138)
Accumulated undistributed net investment income ..................         844,483
Accumulated net realized loss ....................................     (53,940,084)
                                                                      ------------
  Net Assets .....................................................    $150,854,317
                                                                      ============
Class A Shares:
Net Assets .......................................................      $1,977,960
Shares Outstanding (unlimited authorized, $.01 par value).........         228,383
  Net Asset Value Per Share ......................................           $8.66
                                                                             =====
  Maximum Offering Price Per Share,
   (net asset value plus 5.54% of net asset value) ...............           $9.14
                                                                             =====
Class B Shares:
Net Assets .......................................................    $131,150,625
Shares Outstanding (unlimited authorized, $.01 par value).........      15,131,070
  Net Asset Value Per Share ......................................           $8.67
                                                                             =====
Class C Shares:
Net Assets .......................................................     $16,294,792
Shares Outstanding (unlimited authorized, $.01 par value).........       1,884,219
  Net Asset Value Per Share ......................................           $8.65
                                                                             =====
Class D Shares:
Net Assets .......................................................      $1,430,940
Shares Outstanding (unlimited authorized, $.01 par value).........         165,269
  Net Asset Value Per Share ......................................           $8.66
                                                                             =====


                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
FINANCIAL STATEMENTS continued


Statement of Operations
For the six months ended March 31, 2003 (unaudited)


Net Investment Income:
Income
Interest .................................................    $ 2,344,422
Dividends (net of $2,680 foreign withholding tax).........      1,289,698
                                                              -----------
  Total Income ...........................................      3,634,120
                                                              -----------
Expenses
Distribution fee (Class A shares) ........................          2,305
Distribution fee (Class B shares) ........................        692,200
Distribution fee (Class C shares) ........................         83,146
Investment management fee ................................        594,126
Transfer agent fees and expenses .........................        116,888
Registration fees ........................................         29,587
Professional fees ........................................         28,705
Shareholder reports and notices ..........................         24,633
Custodian fees ...........................................          9,815
Trustees' fees and expenses ..............................          6,204
Other ....................................................          5,530
                                                              -----------
  Total Expenses .........................................      1,593,139
                                                              -----------
  Net Investment Income ..................................      2,040,981
                                                              -----------
Net Realized and Unrealized Gain (Loss):
Net realized loss ........................................     (6,336,972)
Net change in unrealized depreciation ....................      9,644,195
                                                              -----------
  Net Gain ...............................................      3,307,223
                                                              -----------
Net Increase .............................................    $ 5,348,204
                                                              ===========


                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
FINANCIAL STATEMENTS continued


Statement of Changes in Net Assets


                                                                                FOR THE SIX         FOR THE YEAR
                                                                                MONTHS ENDED            ENDED
                                                                               MARCH 31, 2003     SEPTEMBER 30, 2002
                                                                              ----------------    ------------------
                                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income .......................................................   $  2,040,981        $   5,882,895
Net realized loss ...........................................................     (6,336,972)         (26,076,851)
Net change in unrealized depreciation .......................................      9,644,195            3,326,090
                                                                                ------------        -------------
  Net Increase (Decrease) ...................................................      5,348,204          (16,867,866)
                                                                                ------------        -------------
Dividends to Shareholders from Net Investment Income:
Class A shares ..............................................................        (34,589)            (101,068)
Class B shares ..............................................................     (1,932,643)          (5,664,682)
Class C shares ..............................................................       (233,463)            (647,535)
Class D shares ..............................................................        (28,426)             (74,983)
                                                                                ------------        -------------
  Total Dividends ...........................................................     (2,229,121)          (6,488,268)
                                                                                ------------        -------------
Net decrease from transactions in shares of beneficial interest .............     (9,976,635)         (28,358,469)
                                                                                ------------        -------------
  Net Decrease ..............................................................     (6,857,552)         (51,714,603)

Net Assets:
Beginning of period .........................................................    157,711,869          209,426,472
                                                                                ------------        -------------
End of Period
(Including accumulated undistributed net investment income of $844,483 and
$1,032,623, respectively)....................................................   $150,854,317        $ 157,711,869
                                                                                ============        =============


                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2003 (unaudited)


1. Organization and Accounting Policies

Morgan Stanley Income Builder Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to seek reasonable income and, as a secondary objective, growth of capital. The Fund seeks to achieve its objective by investing primarily in income-producing equity securities, including common and preferred stocks as well as convertible securities. The Fund was organized as a Massachusetts business trust on March 21, 1996 and commenced operations on June 26, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments - (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, Nasdaq, or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

Morgan Stanley Income Builder Fund
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2003 (UNAUDITED) continued


C. Repurchase Agreements - Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations - Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. Use of Estimates - The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.


2. Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.75% to the portion of daily net assets not exceeding $500 million and 0.725% to the portion of daily net assets in excess of $500 million.

Morgan Stanley Income Builder Fund
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2003 (UNAUDITED) continued

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A - up to 0.25% of the average daily net assets of Class A; (ii) Class B - 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C - up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $15,969,820 at March 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.24% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $113,439 and $917, respectively and received $12,788 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2003 aggregated $34,832,210 and $41,086,453, respectively.

Morgan Stanley Income Builder Fund
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2003 (UNAUDITED) continued


For the six months ended March 31, 2003, the Fund incurred $1,215 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

At March 31, 2003, Morgan Stanley Fund of Funds - Domestic Portfolio, an affiliate of the Investment Manager and Distributor, held 143,418 Class D shares of beneficial interest of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At March 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $4,000.

5. Federal Income Tax Status

At September 30, 2002, the Fund had a net capital loss carryover of approximately $27,314,000 to offset future capital gains to the extent provided by regulations, available through September 30 of the following years:

      AMOUNT IN THOUSANDS
-------------------------------
  2008        2009       2010
--------    --------   --------
 $4,464     $11,097    $11,753
 ======     =======    =======

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of approximately $19,961,000 during fiscal 2002.

At September 30, 2002, the Fund had temporary book/tax differences primarily attributable to post-October losses and book amortization of discounts on debt securities.

Morgan Stanley Income Builder Fund
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2003 (UNAUDITED) continued


6. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:


                                              FOR THE SIX                      FOR THE YEAR
                                              MONTHS ENDED                        ENDED
                                             MARCH 31, 2003                 SEPTEMBER 30, 2002
                                       ---------------------------      ---------------------------
                                         SHARES          AMOUNT           SHARES          AMOUNT
                                       ----------     ------------      ----------     ------------
                                              (unaudited)
CLASS A SHARES
Sold ..............................        41,231     $    365,579         127,449     $  1,276,369
Reinvestment of dividends .........         2,585           22,809           7,300           71,171
Redeemed ..........................       (34,072)        (295,700)        (99,964)        (930,959)
                                       ----------     ------------      ----------     ------------
Net increase - Class A ............         9,744           92,688          34,785          416,581
                                       ----------     ------------      ----------     ------------
CLASS B SHARES
Sold ..............................     1,313,790       11,683,217       2,078,711       20,591,108
Reinvestment of dividends .........       156,175        1,381,788         426,359        4,142,353
Redeemed ..........................    (2,579,332)     (22,810,017)     (5,453,847)     (53,342,950)
                                       ----------     ------------      ----------     ------------
Net decrease - Class B ............    (1,109,367)      (9,745,012)     (2,948,777)     (28,609,489)
                                       ----------     ------------      ----------     ------------
CLASS C SHARES
Sold ..............................       102,814          911,884         154,447        1,550,139
Reinvestment of dividends .........        20,557          181,434          52,777          510,722
Redeemed ..........................      (171,487)      (1,500,531)       (383,662)      (3,763,021)
                                       ----------     ------------      ----------     ------------
Net decrease - Class C ............       (48,116)        (407,213)       (176,438)      (1,702,160)
                                       ----------     ------------      ----------     ------------
CLASS D SHARES
Sold ..............................        16,633          148,045         279,177        2,823,021
Reinvestment of dividends .........           338            2,988             441            4,326
Redeemed ..........................        (7,778)         (68,131)       (137,553)      (1,290,748)
                                       ----------     ------------      ----------     ------------
Net increase - Class D ............         9,193           82,902         142,065        1,536,599
                                       ----------     ------------      ----------     ------------
Net decrease in Fund ..............    (1,138,546)    $ (9,976,635)     (2,948,365)    $(28,358,469)
                                       ==========     ============      ==========     ============

Morgan Stanley Income Builder Fund
FINANCIAL HIGHLIGHTS


Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                         FOR THE SIX                 FOR THE YEAR ENDED SEPTEMBER 30,
                                                         MONTHS ENDED   -----------------------------------------------------------
                                                        MARCH 31, 2003     2002         2001        2000        1999        1998
                                                        --------------  ----------   ----------  ----------  ----------  ----------
                                                         (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period ...................    $8.50          $9.74       $10.36      $10.98      $11.18      $12.81
                                                            -----          -----       ------      ------      ------      ------
Income (loss) from investment operations:
 Net investment income[+/+] ............................     0.15           0.37         0.49        0.53        0.58        0.59
 Net realized and unrealized gain (loss) ...............     0.17          (1.21)       (0.59)      (0.26)       0.54       (1.12)
                                                            -----          -----       ------      ------      ------      ------
Total income (loss) from investment operations .........     0.32          (0.84)       (0.10)       0.27        1.12       (0.53)
                                                            -----          -----       ------      ------      ------      ------
Less dividends and distributions from:
 Net investment income .................................    (0.16)         (0.40)       (0.52)      (0.51)      (0.62)      (0.51)
 Net realized gain .....................................        -              -            -       (0.38)      (0.70)      (0.59)
                                                            -----          -----       ------      ------      ------      ------
Total dividends and distributions ......................    (0.16)         (0.40)       (0.52)      (0.89)      (1.32)      (1.10)
                                                            -----          -----       ------      ------      ------      ------
Net asset value, end of period .........................    $8.66          $8.50       $ 9.74      $10.36      $10.98      $11.18
                                                            =====          =====       ======      ======      ======      ======
Total Return + .........................................     3.73%(1)      (9.09)%      (1.06)%      2.71%      10.15%      (4.67)%
Ratios to Average Net Assets(3):
Expenses ...............................................     1.27%(2)       1.23 %       1.17 %      1.21%       1.17%       1.17 %
Net investment income ..................................     3.32%(2)       3.67 %       4.61 %      4.92%       5.02%       4.61 %

Supplemental Data:
Net assets, end of period, in thousands ................   $1,978        $1,858        $1,791      $2,872     $12,541     $10,073
Portfolio turnover rate ................................       23%(1)        67 %          29 %        38%         36%         58 %

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)  Not annualized.
 (2)  Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
Financial Highlights continued


                                                    FOR THE SIX                     FOR THE YEAR ENDED SEPTEMBER 30,
                                                    MONTHS ENDED   -------------------------------------------------------------
                                                   MARCH 31, 2003     2002        2001         2000         1999         1998
                                                   --------------  ----------  ----------   ----------   ----------   ----------
                                                     (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period .............     $8.51          $9.74      $10.37       $10.98       $11.18       $12.81
                                                       -----          -----      ------       ------       ------       ------
Income (loss) from investment operations:
 Net investment income[+/+] ......................      0.11           0.29        0.41         0.44         0.50         0.50
 Net realized and unrealized gain (loss) .........      0.18          (1.20)      (0.60)       (0.23)        0.53        (1.11)
                                                       -----          -----      ------       ------       ------       ------
Total income (loss) from investment
 operations ......................................      0.29          (0.91)      (0.19)        0.21         1.03        (0.61)
                                                       -----          -----      ------       ------       ------       ------
Less dividends and distributions from:
 Net investment income ...........................     (0.13)         (0.32)      (0.44)       (0.44)       (0.53)       (0.43)
 Net realized gain ...............................         -              -          -         (0.38)       (0.70)       (0.59)
                                                       -----          -----      ------       ------       ------       ------
Total dividends and distributions ................     (0.13)         (0.32)      (0.44)       (0.82)       (1.23)       (1.02)
                                                       -----          -----      ------       ------       -------      ------
Net asset value, end of period ...................     $8.67          $8.51      $ 9.74       $10.37       $10.98       $11.18
                                                       =====          =====      ======       ======       ======       ======
Total Return+ ....................................      3.45%(1)      (9.81)%     (1.83)%       2.00%        9.31%       (5.29)%

Ratios to Average Net Assets(3):
Expenses .........................................      2.03%(2)       1.98 %      1.95 %       1.97%        1.90%        1.80 %
Net investment income ............................      2.56%(2)       2.92 %      3.83 %       4.16%        4.29%        3.98 %

Supplemental Data:
Net assets, end of period, in thousands ..........  $131,151       $138,129    $186,994     $223,413     $348,070     $416,909
Portfolio turnover rate ..........................        23%(1)         67 %        29 %         38%          36%          58 %

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)   Not annualized.
 (2)   Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
FINANCIAL HIGHLIGHTS continued


                                                      FOR THE SIX                 FOR THE YEAR ENDED SEPTEMBER 30,
                                                      MONTHS ENDED   ----------------------------------------------------------
                                                     MARCH 31, 2003     2002        2001        2000        1999        1998
                                                     --------------  ----------  ----------  ----------  ----------  ----------
                                                      (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period ...............     $8.49         $9.72       $10.34      $10.96      $11.16      $12.80
                                                         -----         -----       ------      ------      ------      ------
Income (loss) from investment operations:
 Net investment income[+/+] ........................      0.11          0.29         0.41        0.44        0.48        0.50
 Net realized and unrealized gain (loss) ...........      0.18         (1.20)       (0.59)      (0.24)       0.55       (1.12)
                                                         -----         -----       ------      ------      ------      ------
Total income (loss) from investment operations .....      0.29         (0.91)       (0.18)       0.20        1.03       (0.62)
                                                         -----         -----       ------      ------      ------      ------
Less dividends and distributions from:
 Net investment income .............................     (0.13)        (0.32)       (0.44)      (0.44)      (0.53)      (0.43)
 Net realized gain .................................         -             -            -       (0.38)      (0.70)      (0.59)
                                                         -----         -----       ------      ------      ------      ------
Total dividends and distributions ..................     (0.13)        (0.32)       (0.44)      (0.82)      (1.23)      (1.02)
                                                         -----         -----       ------      ------      ------      ------
Net asset value, end of period .....................     $8.65         $8.49       $ 9.72      $10.34      $10.96      $11.16
                                                         =====         =====       ======      ======      ======      ======
Total Return+ ......................................      3.34%(1)     (9.73)%      (1.84)%      2.01%       9.38%      (5.38)%

Ratios to Average Net Assets(3):
Expenses ...........................................      2.03%(2)      1.98 %       1.93 %      1.96%       1.90%       1.92 %
Net investment income ..............................      2.56%(2)      2.92 %       3.85 %      4.17%       4.29%       3.86 %

Supplemental Data:
Net assets, end of period, in thousands ............   $16,295       $16,399      $20,505     $25,594     $40,859      $5,630
Portfolio turnover rate ............................        23%(1)        67 %         29 %        38%         36%         58 %

------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
  + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
 (1)   Not annualized.
 (2)   Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                        See Notes to Financial Statements

Morgan Stanley Income Builder Fund
FINANCIAL HIGHLIGHTS continued


                                                       FOR THE SIX                 FOR THE YEAR ENDED SEPTEMBER 30,
                                                       MONTHS ENDED   -----------------------------------------------------------
                                                      MARCH 31, 2003     2002         2001        2000        1999        1998
                                                      --------------  ----------   ----------  ----------  ----------  ----------
                                                       (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period ...............      $8.50         $9.74        $10.36      $10.99      $11.18      $12.82
                                                          -----         -----        ------      ------      ------      ------
Income (loss) from investment operations:
 Net investment income[+/+] ........................       0.16          0.40          0.50        0.54        0.60        0.64
 Net realized and unrealized gain (loss) ...........       0.17         (1.22)        (0.57)      (0.24)       0.55       (1.15)
                                                          -----         -----        ------      ------      ------      ------
Total income (loss) from investment operations .....       0.33         (0.82)        (0.07)       0.30        1.15       (0.51)
                                                          -----         -----        ------      ------      ------      ------
Less dividends and distributions from:
 Net investment income .............................      (0.17)        (0.42)        (0.55)      (0.55)      (0.64)      (0.54)
 Net realized gain .................................          -             -            -        (0.38)      (0.70)      (0.59)
                                                          -----         -----        ------      ------      ------      ------
Total dividends and distributions ..................      (0.17)        (0.42)        (0.55)      (0.93)      (1.34)      (1.13)
                                                          -----         -----        ------      ------      ------      ------
Net asset value, end of period .....................      $8.66         $8.50        $ 9.74      $10.36      $10.99      $11.18
                                                          =====         =====        ======      ======      ======      ======
Total Return+ ......................................       3.85%(1)     (8.87)%       (0.80)%      2.98%      10.51%      (4.46)%

Ratios to Average Net Assets(3):
Expenses ...........................................       1.03%(2)      0.98 %        0.95 %      0.97%       0.93%       0.92 %
Net investment income ..............................       3.56%(2)      3.92 %        4.83 %      5.16%       5.26%       4.86 %

Supplemental Data:
Net assets, end of period, in thousands ............     $1,431        $1,326          $136        $712        $740        $618
Portfolio turnover rate ............................         23%(1)        67 %          29 %        38%         36%         58 %


------------
[+/+] The per share amounts were computed using an average number of shares outstanding during the period.
  + Calculated based on the net asset value as of the last business day of the period.
 (1)   Not annualized.
 (2)   Annualized.
 (3) Reflects overall Fund ratios for investment income and non-class specific expenses.


                        See Notes to Financial Statements

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

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITOR

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020


The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.


[MORGAN STANLEY LOGO]

38421RPT-10771DO3-AP-4/03

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[GRAPHIC OMITTED]

MORGAN STANLEY
INCOME BUILDER FUND



Semiannual Report
March 31, 2003